Share-based payments (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of details of expense from performance rights, options and warrants

Details of the expense arising from performance rights, options and warrants:

	2025	2024	2023

ESOP	1,024,017	1,851,329	1,052,245
Advisor Options (1)	-	1,086,938	1,164,524
Reach	46,584	46,584	148,615
Warrants (2)	-	253,391	-
Over allotment Option (3)	-	163,794	-
EIP (4)	8,645,415	1,119,562	-
Total Share based payments*	9,716,016	4,521,598	2,365,384

1.	Note that 327,142 Advisor Options vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited. At June 30, 2024, nil remaining Advisor Options were on issue.

2.	Note that this expense is pertaining to the issuance of warrants (equating to 65,000 Ordinary Shares on exercise) to the Underwriter as part of the underwriting agreement. These Warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half year period commencing 180 days from the commencement of sales of the securities in the Offering, at a price per share equal to 125.0% of the public offering price per share of common stock at the Offering. The issuance acts as additional compensation for ThinkEquity services that would be rendered over a 24 month period from the Closing of the initial public offering. As these services vary and are not for a specific service, the fair value of this allocation cannot be estimated reliably. Thereby, the fair value of these warrants at grant date were calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

3.	Note that this expense is pertaining to the option granted to the underwriter, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the company in the offering, solely for the purpose of covering over-allotments. This over-allotment option essentially granted the underwriter the right to sell more shares than originally planned if the demand for a security issue proves higher than expected. The fair value of this service cannot be estimated reliably as the exercise was subjective on share price performance and/or timing. Thereby, the fair value of these options at grant date were calculated using the Black-Scholes model. The Company used valuations specialists to perform these valuations. In addition, please note that these options have not been exercised and the 45-day limit has expired.

4.	Note the expense is pertaining to options issued to Eligible Participants as per the EIP. Included in the expense for EIP is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.

On June 24, 2025 the Company granted 2,400,000 restricted units to Directors under the EIP that vested immediately and convert into one ordinary share.

On June 24, 2025 the Company granted 3,289,473 Performance Rights (PR’s) to directors, executives and key contractors. Each PR converts to one ordinary share for no consideration on vesting and employee must remain employed and the contractors remain engaged. A 20% tranche vested immediately on grant (subject only to post-vesting lock-up). The remaining tranches vest on achievement of performance milestones:

- Market conditions (30% total): (i) closing share price ≥ USD 2.50 (12%); and (ii) market capitalisation ≥ USD 30.0m (18%).

- Non-market conditions (70% total): cumulative capital raise ≥ USD 9.999m (20%); consolidated revenue > USD 3.0m (10%); BJJ Link revenue > USD 0.8m (10%); Alta/UFC Gym programs gross revenue > USD 1.75m (10%).

Schedule of Share Options Outstanding

Details of the number of share options outstanding during the year, adjusted to account for the 4-for-5 reverse share split, are as follows:

ESOP

	2025	2024	2023

Beginning of period	784,098	784,098	556,074
Granted during the period	-	-	312,886
Forfeited/expired during the period	-	-	(84,862)
Exercised during the period	(6,994)	-	-
End of the period	777,104	784,098	784,098

Advisor

	2025	2024	2023

Beginning of period	-	344,055	312,362
Granted during the period	-	-	31,693
Forfeited/expired during the period	-	(16,913)	-
Exercised during the period	-	(327,142)	-
End of the period	-	-	344,055

Reach

	2025	2024	2023

Beginning of period	45,794	45,794	-
Granted during the period	-	-	45,794
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	45,794	45,794	45,794

EI

	2025	2024	2023

Beginning of period	630,729	-	-
Granted during the period	6,937,283	630,729	-
Forfeited/expired during the period	(77,500)	-	-
Exercised during the period	(190,000)	-	-
End of the period	7,300,512	630,729	-

Over allotment option

	2025	2024	2023

Beginning of period	-	-	-
Granted during the period	-	195,000	-
Forfeited/expired during the period	-	(195,000)	-
Exercised during the period	-	-	-
End of the period	-	-	-

Warrants

	2025	2024	2023

Beginning of period	65,000	-	-
Granted during the period	-	65,000	-
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	65,000	65,000	-

Tot

	2025	2024	2023

Total at beginning of period	1,525,621	1,173,947	868,436
Total issued during the period	6,937,283	890,729	390,373
Total forfeited / expired during the period	(77,500)	(211,913)	(84,862)
Total exercised during the period	(196,994)	(327,142)	-
Total end of period	8,188,410	1,525,621	1,173,947

Schedule of Model Inputs For Options Granted

The model inputs for options granted during the reporting periods include:

Grant Date	Exercise price	Term	Spot price	Share price volatility	Expected dividend yield	Risk free interest rate
ESOP
31 Aug 2021	$0.62	3 years	$5.72	67.3%	0%	0.2%
21 Aug 2021	$5.72	3 years	$5.72	67.3%	0%	0.2%
1 March 2022	$0.62	3 years	$18.51	66.4%	0%	1.5%
23 Feb 2023	$0.23	3 years	$5.72	64.5%	0%	3.6%
ADVISOR
21 Aug 2021	$0.62	2.86 years	$5.72	66.6%	0%	0.5%
21 Aug 2021	$0.01	2.86 years	$5.72	66.6%	0%	0.5%
21 Aug 2021	$0.01	4.90 years	$10.80	65.4%	0%	3.0%
REACH
13 Feb 2023	$5.72	3.3 years	$5.72	65.4%	0%	3.5%
9 June 2023	$6.73	3.15 years	$6.12	60.1%	0%	3.8%
EIP
10 Oct 2023	0	3 years	$7.64	n/a	0%	n/a
1 Mar 2024	0	3 years	$7.52	n/a	0%	n/a
1 Jul 2024	0	1 years	$3.26	n/a	0%	n/a
13 Sept 24	0	3 years	$1.81	n/a	0%	n/a
4 Oct 2024	0	3 years	$2.64	n/a	0%	n/a
4 Nov 2024	0	3 Years	$2.35	n/a	0%	n/a
3 Jan 2025	0	1 years	$1.11	n/a	0%	n/a
3 Feb 2025	0	1 years	$0.61	n/a	0%	n/a
6 Mar 2025	0	0 years	$0.81	n/a	0%	n/a
24 Jun 2025	0	0 years	$1.15	n/a	0%	n/a
24 June 2025	0	5 years	$1.15	n/a	0%	n/a
Warrants
27 Mar 2024	$6.25	5 years	$5.00	62.9%	0%	3.7%
Over allotment
27 Mar 2024	$5.00	0.12 years	$5.00	46%	0%	3.7%